Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Balance at beginning of period			$ 7,100
Ending unrecognized tax benefits		$ 7,100	12,500
Successor [Member]
Balance at beginning of period			7,135
Additions from tax positions adjusted in purchase accounting		5,561	1,072
Additions from tax positions related to the current period		1,324	1,376
Addtions from tax positions related to prior periods		250	4,700
Reductions from tax positions related to earlier periods			(873)
Other			(877)
Ending unrecognized tax benefits		7,135	$ 12,533
Predecessor [Member] | NPS Holdings Limited [Member]
Balance at beginning of period	4,837	$ 4,837		$ 3,703
Additions from tax positions adjusted in purchase accounting
Additions from tax positions related to the current period				1,134
Reductions from tax positions related to earlier periods
Other
Ending unrecognized tax benefits	$ 4,837			$ 4,837